Portfolio of investments—February 28, 2022 (unaudited)

	Shares	Value
Investment companies: 98.64%
Affiliated master portfolios: 64.13%
Allspring Bloomberg US Aggregate ex-Corporate Portfolio		$ 47,790,099
Allspring Core Bond Portfolio		58,848,943
Allspring Disciplined Large Cap Portfolio		8,258,771
Allspring Emerging Growth Portfolio		389,294
Allspring Factor Enhanced Emerging Markets Equity Portfolio		371,994
Allspring Factor Enhanced International Equity Portfolio		3,594,759
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio		1,932,247
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio		582,433
Allspring Real Return Portfolio		4,919,761
Allspring Small Company Value Portfolio		386,325
		127,074,626
Alternative investment funds: 4.13%
Allspring Alternative Risk Premia Fund Class R6 ♠†	367,371	3,100,609
PIMCO CommodityRealReturn Strategy Fund Institutional Class	694,853	5,072,423
		8,173,032
Bond funds: 17.75%
Allspring Global Investment Grade Credit Fund Class R6 ♠	608,898	5,869,772
Allspring High Yield Bond Fund Institutional Class ♠	2,997,754	9,802,655
Allspring Income Plus Fund Institutional Class ♠	2,079,961	19,489,232
		35,161,659
Exchange-traded funds: 7.94%
BlackRock Ultra Short-Term Bond ETF	97,606	4,908,606
iShares Core MSCI EAFE ETF	24,420	1,692,062
iShares Core MSCI Emerging Markets ETF	12,964	741,930
iShares Core S&P 500 ETF	5,226	2,292,751
iShares Core S&P Small-Cap ETF	10,860	1,169,731
iShares Core U.S. Aggregate Bond ETF	44,632	4,925,588
		15,730,668
Multi-asset funds: 3.45%
Allspring Diversified Income Builder Fund Class R6 ♠	1,137,478	6,836,242
Stock funds: 1.24%
Allspring Classic Value Fund Class R6 ♠	31,871	386,918
Allspring Emerging Markets Equity Fund Class R6 ♠	19,586	540,387
Allspring Endeavor Select Fund Class R6 ♠†	70,373	770,582
Allspring Premier Large Company Growth Fund Class R6 ♠†	52,467	766,022
		2,463,909
Total Investment companies (Cost $193,871,573)		195,440,136

See accompanying notes to portfolio of investments

Allspring Spectrum Income Allocation Fund  |  1

Portfolio of investments—February 28, 2022 (unaudited)

		Yield	Shares	Value
Short-term investments: 0.40%
Investment companies: 0.40%
Allspring Government Money Market Fund Select Class ♠∞		0.03%	793,538	$ 793,538
Total Short-term investments (Cost $793,538)				793,538
Total investments in securities (Cost $194,665,111)	99.04%			196,233,674
Other assets and liabilities, net	0.96			1,906,376
Total net assets	100.00%			$198,140,050

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliates of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses) on affiliated Underlying Funds	Net change in unrealized gains (losses) on affiliated Underlying Funds	Value, end of period
Investment companies
Allspring Alternative Risk Premia Fund Class R6†	$3,465,667	$240,278	$(588,131)	$(92,356)	$75,151	$3,100,609
Allspring Classic Value Fund Class R6	0	416,115	(15,571)	(246)	(13,380)	386,918
Allspring Diversified Income Builder Fund Class R6	5,427,996	2,531,589	(840,341)	14,389	(297,391)	6,836,242
Allspring Emerging Markets Equity Fund Class R6	653,110	122,314	(82,580)	(11,450)	(141,007)	540,387
Allspring Endeavor Select Fund Class R6†	1,080,857	252,918	(435,820)	82,183	(209,556)	770,582
Allspring Global Investment Grade Credit Fund Class R6	6,281,998	915,495	(730,714)	(21,078)	(575,929)	5,869,772
Allspring High Yield Bond Fund Institutional Class	4,315,963	6,786,091	(983,468)	(19,981)	(295,950)	9,802,655
Allspring Income Plus Fund Institutional Class	17,700,186	6,119,518	(2,873,718)	(29,563)	(1,427,191)	19,489,232
Allspring Large Cap Growth Fund Class R6†	1,082,406	251,004	(1,203,142)	(27,898)	(102,370)	0
Allspring Premier Large Company Growth Fund Class R6†	0	834,162	(60,605)	713	(8,248)	766,022
Short-term investments
Allspring Government Money Market Fund Select Class	1,100,000	20,493,043	(20,799,505)	0	0	793,538
				$(105,287)	$(2,995,871)	$48,355,957

See accompanying notes to portfolio of investments

2  |  Allspring Spectrum Income Allocation Fund

Portfolio of investments—February 28, 2022 (unaudited)

Investments in affiliates (continued)
	Shares, end of period	Dividends from affiliated Underlying Funds	Net realized gains on capital gain distributions from affiliated Underlying Funds
Investment companies
Allspring Alternative Risk Premia Fund Class R6†	367,371	$0	$0
Allspring Classic Value Fund Class R6	31,871	0	0
Allspring Diversified Income Builder Fund Class R6	1,137,478	167,517	0
Allspring Emerging Markets Equity Fund Class R6	19,586	4,618	0
Allspring Endeavor Select Fund Class R6†	70,373	0	138,212
Allspring Global Investment Grade Credit Fund Class R6	608,898	107,381	237,792
Allspring High Yield Bond Fund Institutional Class	2,997,754	151,605	0
Allspring Income Plus Fund Institutional Class	2,079,961	561,911	442,870
Allspring Large Cap Growth Fund Class R6†	0	0	139,046
Allspring Premier Large Company Growth Fund Class R6†	52,467	0	0
Short-term investments
Allspring Government Money Market Fund Select Class	793,538	207	0
		$993,239	$957,920

†	Non-income-earning security
See accompanying notes to portfolio of investments

Allspring Spectrum Income Allocation Fund  |  3

Portfolio of investments—February 28, 2022 (unaudited)

Transactions with the affiliated Master Portfolios were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Value, end of period
Allspring Bloomberg US Aggregate ex-Corporate Portfolio	8.37%	8.93%	$(360,575)	$(1,077,671)	$448,826	$0	$1,550	$47,790,099
Allspring Core Bond Portfolio	1.28	1.15	(247,607)	(2,062,345)	812,225	0	772	58,848,943
Allspring Disciplined Large Cap Portfolio	2.57	2.83	966,693	(520,137)	0	87,941	0	8,258,771
Allspring Emerging Growth Portfolio	0.07	0.08	266,807	(316,808)	0	339	281	389,294
Allspring Factor Enhanced Emerging Markets Equity Portfolio	0.24	0.23	78,170	117,207	0	9,404	2	371,994
Allspring Factor Enhanced International Equity Portfolio	0.40	0.56	263,268	(484,298)	0	46,888	13	3,594,759
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio	0.15	0.26	411,378	(388,206)	0	12,409	8	1,932,247
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio	0.31	0.30	237,630	(279,864)	0	4,288	4	582,433
Allspring High Yield Corporate Bond Portfolio	3.87	0.00	26,405	(58,834)	61,593	0	6	0
Allspring Real Return Portfolio	3.60	2.01	95,155	(114,276)	296,112	19,312	47	4,919,761
Allspring Small Company Value Portfolio	0.10	0.06	54,963	(42,369)	0	7,305	24	386,325
Allspring Strategic Retirement Bond Portfolio	5.61	0.00	17,470	(218,983)	186,798	0	8	0
			$1,809,757	$(5,446,584)	$1,805,554	$187,886	$2,715	$127,074,626
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
TOPIX Index Futures	11	3-10-2022	$1,871,129	$1,809,333	$0	$(61,796)
Japanese Yen Futures	94	3-14-2022	10,327,966	10,230,725	0	(97,241)
Bloomberg Commodity Index Futures	493	3-16-2022	5,209,012	5,647,315	438,303	0
E-Mini Nasdaq 100 Index	34	3-18-2022	10,844,922	9,675,040	0	(1,169,882)
E-Mini Russell 2000 Index	49	3-18-2022	5,015,037	5,009,025	0	(6,012)
E-Mini S&P 500 Financial Select Sector Index	18	3-18-2022	2,154,168	2,130,975	0	(23,193)
E-Mini S&P 500 Index	25	3-18-2022	5,565,728	5,460,000	0	(105,728)
MSCI Emerging Markets Index	34	3-18-2022	2,083,355	1,998,350	0	(85,005)
Short
E-Mini Russell 2000 Index	(9)	3-18-2022	(891,604)	(920,025)	0	(28,421)
E-Mini S&P 500 Index	(88)	3-18-2022	(19,509,197)	(19,219,200)	289,997	0
MSCI EAFE Index	(15)	3-18-2022	(1,639,705)	(1,619,850)	19,855	0
MSCI Emerging Markets Index	(10)	3-18-2022	(593,496)	(587,750)	5,746	0
					$753,901	$(1,577,278)
See accompanying notes to portfolio of investments

4  |  Allspring Spectrum Income Allocation Fund

Notes to portfolio of investments—February 28, 2022 (unaudited)

The Fund is a fund-of-funds that invests in various affiliated mutual funds, unaffiliated mutual funds and exchange-traded funds (collectively, the “Underlying Funds”) to pursue its investment objective. The Underlying Funds incur separate expenses in seeking to achieve their investment objectives. Investments in affiliated mutual funds may include investments in one or more separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Allspring Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Funds may deviate from this calculation time under unusual or unexpected circumstances.
Investments in the affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.
Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with each Fund’s Valuation Procedures.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies are valued at net asset value.
Investments in underlying mutual funds are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and foreign exchange rates and is subject to equity price risk and foreign currency risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.
Upon entering into futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority

Allspring Spectrum Income Allocation Fund  |  5

Notes to portfolio of investments—February 28, 2022 (unaudited)

to unobservable inputs (Level 3). Each Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing each Fund’s assets and liabilities as of February 28, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Investment companies	$68,365,510	$0	$0	$68,365,510
Short-term investments
Investment companies	793,538	0	0	793,538
Investments measured at net asset value*				127,074,626
	69,159,048	0	0	196,233,674
Futures contracts	753,901	0	0	753,901
Total assets	$69,912,949	$0	$0	$196,987,575
Liabilities
Futures contracts	$1,577,278	$0	$0	$1,577,278
Total liabilities	$1,577,278	$0	$0	$1,577,278

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The aggregated affiliated Master Portfolios valued at $127,074,626 do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
As of February 28, 2022, $1,781,766 was segregated as cash collateral for open futures contracts.
For the nine months ended February 28, 2022, the Funds did not have any transfers into/out of Level 3.

6  |  Allspring Spectrum Income Allocation Fund

Notes to portfolio of investments—February 28, 2022 (unaudited)

The investment objective of each affiliated Master Portfolio is as follows:
Affiliated Master Portfolio	Investment objective
Allspring Bloomberg US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg U.S. Aggregate ex-Corporate Index, before fees and expenses
Allspring Core Bond Portfolio	Seeks total return, consisting of income and capital appreciation
Allspring Disciplined Large Cap Portfolio	Seeks long-term capital appreciation
Allspring Emerging Growth Portoflio	Seeks long-term capital appreciation
Allspring Factor Enhanced Emerging Markets Equity Portfolio	Seeks long-term capital appreciation
Allspring Factor Enhanced International Equity Portfolio	Seeks long-term capital appreciation
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio	Seeks long-term capital appreciation
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio	Seeks long-term capital appreciation
Allspring High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Bloomberg U.S. High Yield 2% Issuer Capped Bond Index, before fees and expenses
Allspring Real Return Portfolio	Seeks returns that exceed the rate of inflation over the long-term
Allspring Small Company Value Portfolio	Seeks long-term capital appreciation
Allspring Strategic Retirement Bond Portfolio	Seeks to replicate the total return of a blended index that is weighted 50% to the Bloomberg U.S. Treasury Inflation-Linked 1-10 Year Bond Index and 50% to the Bloomberg U.S. Government Intermediate Bond Index, before fees and expenses

Allspring Spectrum Income Allocation Fund  |  7